Member's Interest (Schedule Of Restricted Stock Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CCMH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	5,042
Granted	249
Vested (restriction lapsed)	(501)
Forfeited	(375)
Outstanding, December 31, 2012	2,792
Granted	$ 2.68
Vested (restriction lapesd)	$ 7.74
Forfeited	$ 3.34
CCOH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	8,991
Granted	2,812
Vested (restriction lapsed)	(2,088)
Forfeited	(884)
Outstanding, December 31, 2012	8,381
Granted	$ 4.43
Vested (restriction lapesd)	$ 5.48
Forfeited	$ 5.80
CCMH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	445
Granted	4,204
Vested (restriction lapsed)	(1,380)
Forfeited	(662)
Outstanding, December 31, 2012	2,607
Outstanding, January 1, 2012	$ 36.00
Granted	$ 2.93
Vested (restriction lapesd)	$ 8.32
Forfeited	$ 3.01
Outstanding, December 31, 2012	$ 5.69
CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	83
Granted	1,267
Vested (restriction lapsed)	(190)
Forfeited	(75)
Outstanding, December 31, 2012	1,085
Granted	$ 6.04
Vested (restriction lapesd)	$ 5.35
Forfeited	$ 9.03